Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES:
Net income	$ 2,890	$ 501
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,435	14,173
Amortization and write-off of deferred financing costs	1,667	1,145
Amortization of deferred drydock and special survey costs	2,611	1,620
Changes in operating assets and liabilities:
Increase in accounts receivable	(2,750)	(341)
Increase in balance due from related companies, current	(133)	0
Increase in inventories	(363)	(4,305)
Decrease/(increase) in other current assets	637	(1,039)
Increase in prepaid expenses	(332)	(210)
Increase in balance due from related parties, non-current	(242)	(333)
Increase in other long term assets	(220)	0
Increase/(decrease) in accounts payable	647	(1,171)
Decrease in accrued expenses	(834)	(258)
(Decrease)/increase in due to related parties	(15,683)	3,573
Increase/(decrease) in deferred income and cash received in advance	343	(860)
Payments for drydock and special survey costs	(4,178)	(3,174)
Net cash (used in)/provided by operating activities	(4,505)	9,321
INVESTING ACTIVITIES:
Acquisition of/ additions to vessels	(207)	(56,647)
Purchase option fee	(3,000)	0
Net cash used in investing activities	(3,207)	(56,647)
FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net	119,060	125,022
Repayment of long-term debt and financial liability	(115,581)	(77,882)
Debt issuance costs	(2,520)	(1,851)
Net cash provided by financing activities	959	45,289
Net decrease in cash and cash equivalents and restricted cash	(6,753)	(2,037)
Cash and cash equivalents and restricted cash, beginning of period	18,109	18,892
Cash and cash equivalents and restricted cash, end of period	11,356	16,855
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net	$ 6,737	$ 6,460